Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Sales	$ 122,777	$ 105,756	$ 622,522	$ 53,435
Cost of sales	14,757	12,318	104,854
Gross profit	108,020	93,438	517,668	53,435
Operating expenses:
General and administrative	341,063	134,292	1,746,353	193,747
Amortization	8,437	118,913	500,964
Depreciation	3,127	2,132	18,276	5,412
Bad debts - related party			21,302
Salaries and wages	38,155	29,048	391,203
Software development		887	1,341	3,491
Officer compensation	1,511,500	741,000	3,706,697	1,684,448
Professional fees	76,628	47,662	173,984	127,181
Professional stock-based fees			974,000	627,400
Loss on extinguishment accounts payable and related parties				1,106,636
Total operating expenses	1,978,910	1,073,934	7,534,120	3,748,315
Other income (loss):
Gain on measurement of equity method investment in Oxford City FC (Trading) Limited		10,600	10,600
Share of loss of Oxford City Football Club (Trading) Limited				(17,045)
Total other income		10,600	10,600	(17,045)
Loss before income taxes	(1,870,890)	(969,896)	(7,005,852)	(3,711,925)
Provision for income taxes
Net loss	(1,870,890)	(969,896)	(7,005,852)	(3,711,925)
Net loss attributable to non-controlling interest	7,597	48,774	149,996
Net loss attributable to Oxford City Football Club, Inc.	(1,863,293)	(921,122)	(6,855,856)	(3,711,925)
Other comprehensive income (loss)
Foreign exchange translation adjustment	7,216	(26,749)	(88,341)
Comprehensive loss	$ (1,856,077)	$ (947,871)	$ (6,944,197)	$ (3,711,925)
Basic loss per common share	$ (0.12)	$ (2.28)	$ (1.91)	$ (12.33)
Basic weighted average common shares outstanding	1,558,898	404,251	3,584,194	300,973